Other Current Financial Assets - Schedule of Other Current Financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Financial Assets [Line Items]
Security deposits	$ 565	$ 631
Other current financial assets	$ 565	$ 631